PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US $ millions)	Note	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2015		$12	$300	$1,276	$95	$1,683
Additions(1)		—	—	—	101	101
Net change from asset exchange	22	1	5	4	—	10
Disposals		—	—	(3)	—	(3)
Transfers		—	8	49	(57)	—
Effect of foreign exchange		(1)	(2)	(43)	(3)	(49)
December 31, 2016		12	311	1,283	136	1,742
Additions(1)		—	—	1	252	253
Disposals		—	(2)	(16)	—	(18)
Transfers		—	31	268	(299)	—
Effect of foreign exchange		—	3	13	9	25
December 31, 2017		$12	$343	$1,549	$98	$2,002
Accumulated depreciation
December 31, 2015		$—	$85	$338	$—	$423
Depreciation		—	16	76	—	92
Disposals		—	—	(3)	—	(3)
Net change from asset exchange	22	—	(1)	—	—	(1)
Effect of foreign exchange		—	—	(31)	—	(31)
December 31, 2016		—	100	380	—	480
Depreciation		—	17	88	—	105
Disposals		—	—	(10)	—	(10)
Effect of foreign exchange		—	1	5	—	6
December 31, 2017		$—	$118	$463	$—	$581
Net
December 31, 2016		$12	$211	$903	$136	$1,262
December 31, 2017		12	225	1,086	98	1,421
(1) Net of government grants of $13 million (2016 – $3 million) received or receivable related to the Inverness expansion project.